November 3, 2014

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

RE:	Heartland Group, Inc. (Registration Nos. 033-11371; 811-04982)

Ladies and Gentlemen:

In lieu of filing the form of Prospectus and Statement of Additional Information for Heartland Group, Inc. (the “Company”), pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), we are hereby providing you with notice in accordance with Rule 497(j) under the Securities Act that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act would not have differed from the form of Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 69 to the Company’s Registration Statement on Form N-1A. Post-Effective Amendment No. 69 was filed electronically via EDGAR on October 30, 2014.

If you have any questions regarding this letter, please do not hesitate to call me.

Very truly yours,

HEARTLAND GROUP, INC.

/s/ Vinita K. Paul

Vinita K. Paul

cc:	Working Group